Segmented Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented Information
NOTE 6.
SEGMENTED INFORMATION
The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, directional drilling (disposed in the third quarter of 2021), procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services.

Year ended December 31, 2021	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$ 877,943	$ 113,488	$ —	$ (4,584)	$ 986,847
Operating earnings (loss)	(16,867)	8,927	(73,098)	—	(81,038)
Depreciation and amortization	256,072	15,405	10,849	—	282,326
Gain on asset disposals	(7,673)	(525)	(318)	—	(8,516)
Total assets	2,392,382	127,233	142,137	—	2,661,752
Capital expenditures	70,998	4,452	491	—	75,941

Year ended December 31, 2020	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$ 861,202	$ 77,251	$ —	$ (2,700)	$ 935,753
Operating earnings (loss)	22,207	(3,671)	(59,524)	—	(40,988)
Depreciation and amortization	288,389	16,375	11,558	—	316,322
Gain on asset disposals	(10,171)	(1,447)	(313)	—	(11,931)
Total assets	2,571,397	132,771	194,710	—	2,898,878
Capital expenditures	57,741	3,362	489	—	61,592

A reconciliation of operating loss to net loss is as follows:

	2021	2020
Operating earnings (loss)	$ (81,038)	$ (40,988)
Deduct:
Foreign exchange	393	4,542
Finance charges	91,431	107,468
Loss on investments and other assets	400	—
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520	(43,814)
Income taxes	(5,396)	10,954
Net loss	$ (177,386)	$ (120,138)
The Corporation’s operations are carried on in the following geographic locations:

Year ended December 31, 2021	United States	Canada	International	Total
Revenue	$ 398,024	$ 443,772	$ 145,051	$ 986,847
Total assets	1,247,173	959,163	455,416	2,661,752

Precision Drilling Corporation 2021 Annual Report            17

Year ended December 31, 2020	United States	Canada	International	Total
Revenue	$ 444,052	$ 305,613	$ 186,088	$ 935,753
Total assets	1,339,945	1,053,921	505,012	2,898,878